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                              FIRST EAGLE FUNDS
                         1345 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10105
                                (800) 334-2143


                                 March 2, 2001


VIA EDGAR


Securities and Exchange Commission
450 5th Street, NW
Washington, DC 20549

                     First Eagle Funds (the "Registrant")
       Rule 497(j) Certificate in lieu of filing under Rule 497(b) or (c)
               File No. 033-10675/ 1940 Act File No. 811-04935
               -----------------------------------------------

Gentlemen/Ladies:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the above-named Registrant that the form of prospectus and Statement of Additional Information for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

     Please call the undersigned at (212) 698-3000, if you have any questions or comments.


                                         Very truly yours,

                                         /s/ Suzan J. Afifi
                                         -------------------
                                         Suzan J. Afifi
                                         Assistant Secretary